Investments - Summary of Break Down of Long Term Investments (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule of Investments [Line Items]
Equity investments without readily determinable fair value using the measurement alternative	¥ 9,249	$ 1,341	¥ 10,788
Equity method investments	25,900	3,800	24,800
Total long-term investments	55,297	8,017	59,418
Long Term Investments
Schedule of Investments [Line Items]
Equity investments at fair value with readily determinable fair value	12,100	1,754	16,375
Equity investments without readily determinable fair value using the NAV practical expedient	945	137	957
Equity investments without readily determinable fair value using the measurement alternative	9,249	1,341	10,788
Available-for-sale debt investment	2,447	355	2,262
Equity method investments	25,940	3,761	24,808
Investments accounted for at fair value	4,616	669	4,228
Total long-term investments	¥ 55,297	$ 8,017	¥ 59,418